Other Comprehensive Income (Loss) (Schedule Of Components Of Other Comprehensive Income (Loss) Attributable To Kubota Corporation And Noncontrolling Interests) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments, Kubota Corporation	¥ 32,594	¥ (10,743)	¥ (23,294)
Unrealized gains (losses) on securities, Kubota Corporation	16,008	3,190	(5,128)
Unrealized gains (losses) on derivatives, Kubota Corporation	186	531	805
Pension liability adjustments, Kubota Corporation	5,715	(8,095)	(3,093)
Other comprehensive income (loss), Kubota Corporation	54,503	(15,117)	(30,710)
Foreign currency translation adjustments, Non-controlling Interests	5,620	(2,616)	(3,088)
Unrealized gains (losses) on securities, Non-controlling Interests	192	30	3
Unrealized gains (losses) on derivatives, Non-controlling Interests	9	7	(1)
Pension liability adjustments, Non-controlling Interests	297	(266)	13
Other comprehensive income (loss), Non-controlling Interests	6,118	(2,845)	(3,073)
Foreign currency translation adjustments, Total	38,214	(13,359)	(26,382)
Unrealized gains (losses) on securities, Total	16,200	3,220	(5,125)
Unrealized gains (losses) on derivatives, Total	195	538	804
Pension liability adjustments, Total	6,012	(8,361)	(3,080)
Total other comprehensive income (loss)	¥ 60,621	¥ (17,962)	¥ (33,783)